Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements Tables [Abstract]
Fair value measurements [Table Text Block]
At December 31, 2013	Level 1	Level 2	Level 3	Total
Assets:
Investments	$83	$—	$—	$83
Foreign currency hedges	—	3	—	3
Total Assets	$83	$3	$—	$86

Liabilities:
Deferred compensation	$—	$268	$—	$268
Guarantees	—	—	40	40
Foreign currency hedges	—	4	—	4
Total Liabilities	$—	$272	$40	$312

At December 31, 2012	Level 1	Level 2	Level 3	Total
Assets:
Investments	$70	$—	$—	$70
Total Assets	$70	$—	$—	$70

Liabilities:
Deferred compensation	$—	$201	$—	$201
Foreign currency hedges	—	2	—	2
Total Liabilities	$—	$203	$—	$203